SHORT-TERM NOTES PAYABLE (Details Textual) (USD $)	1 Months Ended								6 Months Ended	9 Months Ended		12 Months Ended		140 Months Ended	1 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended
	Nov. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jul. 31, 2007	Mar. 31, 2007	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jul. 23, 2014 SOK Partners, LLC, [Member]	Sep. 09, 2014 SOK Partners, LLC, [Member]	Jul. 23, 2014 Group, LLC [Member]	Sep. 30, 2014 Group, LLC [Member] Convertible Notes Payable [Member]	Sep. 30, 2014 SOK Note, 31 Group Note And Affiliate Notes [Member]	Jul. 31, 2014 Affiliates [Member]	Sep. 30, 2014 Affiliates [Member] Convertible Notes Payable [Member]	Jul. 23, 2014 Evan Myrianthopoulos [Member]
Short-term Debt [Line Items]
Amortization Of Debt Discount (Premium)	$ 33,469	$ 47,908	$ 7,232	$ 15,553	$ 96,613	$ 30,150	$ 92,700	$ 40,242	$ 275,640	$ 87,853	$ 413,695	$ 413,695	$ 57,518	$ 756,497				$ 250,494			$ 103,088
Debt Conversion, Converted Instrument, Amount										0	415,775	415,775	100,000	515,775				40,000			40,000
Securities Purchase Agreement Terms															(i) a senior convertible note, in an original principal amount of $122,196 (the SOK Note), which SOK Note shall be convertible into a certain amount of shares (the SOK Conversion Shares) of Common Stock, in accordance with the terms of the SOK Note, and (ii) a warrant (the SOK Warrant) to initially acquire up to 5,431 additional shares of Common Stock (the SOK Warrant Shares, and collectively with the SOK Note, the SOK Warrant and the SOK Conversion Shares, the SOK Securities) for an aggregate purchase price of $100,000 (with the reduced principal amount as described below representing an approximately 8.7% original issue discount) (the SOK Convertible Notes Offering).		(i) a senior convertible note, in an original principal amount of $610,978 (subsequently reduced to $543,478) (the 31 Group Note), which shall be convertible into a certain amount of shares of Common Stock, in accordance with the terms of the 31 Group Note, (ii) a warrant (the 31 Group Warrant) to initially acquire up to 27,155 additional shares of Common Stock (subsequently reduced to 24,155 shares) (the 31 Group Conversion Shares, and collectively with the 31 Group Note, the 31 Group Warrant and the 31 Group Conversion Shares, the 31 Group Securities) for an aggregate purchase price of $500,000 (representing an approximately 8.7% original issue discount) (the 31 Group Convertible Notes Offering).			(i) senior convertible notes, in an original aggregate principal amount of $1,069,222 (subsequently reduced to $951,086) (the Affiliate Notes), which Affiliate Notes shall be convertible into a certain amount of shares (the Affiliate Conversion Shares) of the Companys Common Stock in accordance with the terms of the Affiliate Notes, and (ii) warrants (the Affiliate Warrants) to initially acquire up to 48,879 additional shares of Common Stock (subsequently reduced to 42,271 shares) (the Affiliate Warrant Shares, and collectively with the Affiliate Notes, the Affiliate Warrants and the Affiliate Conversion Shares, the Affiliate Securities) for an aggregate purchase price of $875,000 (representing an approximately 8.7% original issue discount) (the Affiliate Convertible Notes Offering).		(i) a senior convertible note, in an original principal amount of $30,548.90 (subsequently reduced to $27,173.90) (the “Myrianthopoulos Note”), which shall be convertible into a certain amount of shares of Common Stock, in accordance with the terms of the Myrianthopoulos Note, (ii) a warrant (the “Myrianthopoulos Warrant”) to initially acquire up to 1,358 additional shares of Common Stock (subsequently reduced to 1,208 shares) (the “Myrianthopoulos Conversion Shares”, and collectively with the Myrianthopoulos Note, the Myrianthopoulos Warrant and the Myrianthopoulos Conversion Shares, the “Myrianthopoulos Securities”) for an aggregate purchase price of $25,000 (representing an approximately 8.7% original issue discount) (the “Myrianthopoulos Convertible Notes Offering”)
Notes Payable, Current																$ 108,696
Class of Warrant or Right, Outstanding																4,831
Debt Instrument, Interest Rate During Period																			12.00%
Debt Instrument, Maturity Date							Apr. 30, 2008												Jul. 23, 2015